BALANCE SHEET COMPONENTS - Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 178,353	$ 79,816
Finance lease asset		34,775
Property and equipment, gross		79,816			$ 56,878
Less: accumulated depreciation and amortization		(8,415)			(3,500)
Total property and equipment, net		71,401			53,378
Less: accumulated depreciation and amortization	(11,986)	(8,415)
Total property, plant and equipment, net	166,367	71,401	$ 63,451	$ 62,049	53,378
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,441	14,820			13,483
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,480	1,480			1,228
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,838	1,488			1,437
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,793	4,285			1,909
Finance lease assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	34,920	34,775			33,248
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	114,841	21,218			4,264
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,040	$ 1,750			$ 1,309